SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
31. SUBSEQUENT EVENTS

Declaration of Quarterly Dividend

On February 21, 2024, the Company's Board of Directors approved the declaration of its quarterly common share dividend of $0.0048 per share, payable on or after March 28, 2024, to common shareholders of record at the close of business on March 14, 2024. This dividend was declared subsequent to the year-end and has not been recognized as a distribution to owners during the year ended December 31, 2023.